OTHER COMMITMENTS AND CONTINGENCIES (Details) £ in Millions	9 Months Ended
	Sep. 30, 2019 USD ($) lease	Sep. 30, 2019 GBP (£)	Dec. 31, 2018 USD ($)
Loss Contingencies [Line Items]
Book value of vessels secured against long-term loans and capital lease	$ 1,479,924,000		$ 1,517,297,000
Net investment in leased vessel	$ 114,691,000
Leases subject to tax lease | lease	1
Accrued gain (loss) on terminated contracts	$ 1,800,000
Foreign Tax Authority | Indonesia | NR Satu Related Claim
Loss Contingencies [Line Items]
Estimate of possible loss	24,000,000.0
Leased Vessel
Loss Contingencies [Line Items]
Net investment in leased vessel	114,700,000
Methane Princess | Minimum | Foreign Tax Authority | UNITED KINGDOM
Loss Contingencies [Line Items]
Estimate of possible loss	0
Methane Princess | Maximum | Foreign Tax Authority | UNITED KINGDOM
Loss Contingencies [Line Items]
Estimate of possible loss	$ 30,000,000	£ 23.0